UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Allston Trading LLC
Address: 440 S LaSalle St Suite 1200
         Chicago IL 60605

13F File Number: 028-13647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Greg O'Connor
Title: CCO
Phone: 312-663-7150

Signature, Place,            and Date of Signing:
Greg O'Connor   CHICAGO, ILLINOIS May 13, 2013

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 13
Form 13F Information Table Value Total: $71,593

List of Other Included Managers:

NONE

    FORM 13F INFORMATION TABLE
                                                             VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------


APPLE INC                      COM              037833100     1786     4036 SH       SOLE                        0        0     4036
APPLE INC                      COM              037833100        2      205 SH  CALL SOLE                        0        0        0
APPLE INC                      COM              037833100        3      219 SH  PUT  SOLE                        0        0      219
FACEBOOK INC                   CL A             30303M102      476    18615 SH       SOLE                        0        0    18615
FACEBOOK INC                   CL A             30303M102        0      427 SH  CALL SOLE                        0        0        0
FACEBOOK INC                   CL A             30303M102        1      425 SH  PUT  SOLE                        0        0      425
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104    43565   631167 SH       SOLE                        0        0   631167
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104        1     1322 SH  CALL SOLE                        0        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104        0      402 SH  PUT  SOLE                        0        0      402
SPDR S&P 500 ETF TR            TR UNIT          78462F103    20431   130382 SH       SOLE                        0        0   130382
SPDR S&P 500 ETF TR            TR UNIT          78462F103        7     3087 SH  CALL SOLE                        0        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103        2     4741 SH  PUT  SOLE                        0        0     4741
VANGUARD INTL EQUITY INDEX F   FTSE EMR MKT ETF 922042858     5319   124039 SH       SOLE                        0        0   124039